EMPLOYEE FUTURE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
Components of net periodic benefit cost recognized

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
Pension benefit plans	2014	2013	2012	2012
Defined benefit plan
Service cost for the period	$1.0	$1.1	$0.2	$1.0
Interest cost	13.5	14.0	3.7	12.3
Expected return on assets	(12.4)	(13.3)	(3.6)	(11.2)
Recognition (reversal) of downsizing program	–	–	–	(0.2)
Amortization of unrecognized items:
Actuarial (gains) losses	(0.3)	–	–	6.4
Prior service costs	–	–	–	0.3
	1.8	1.8	0.3	8.6
Defined contribution plan
Service cost for the period	2.4	2.5	0.7	2.4
Multi-employer industry-wide pension plan service cost for the period	8.5	8.5	2.0	7.5
Net periodic benefit cost for pension benefit plans	$12.7	$12.8	$3.0	$18.5

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
Other benefit plans	2014	2013	2012	2012
Service cost for the period	$1.8	$2.0	$0.4	$1.0
Interest cost	6.7	5.9	1.5	5.3
Amortization of unrecognized items:
Actuarial (gains) losses	–	–	–	0.1
Prior service costs	–	–	–	(2.8)
Net periodic benefit cost for other benefit plans	$8.5	$7.9	$1.9	$3.6

Schedule Of Change In Projected Defined Benefit Plan Obligation and Fair Value Of Plan Assets [Table Text Block]
The following table represents the change in the projected benefit obligation and fair value of plan assets as determined by independent actuaries:

	Pension benefit plans (Successor)		Other benefit plans (Successor)
	Year ended December 31,		Year ended December 31,
	2014	2013	2014	2013
Change in benefit obligation
Projected benefit obligation at beginning of period	$317.2	$386.5	$151.8	$149.2
Service cost for the period	1.0	1.1	1.8	2.0
Interest cost	13.5	14.0	6.7	5.9
Benefit payments	(29.2)	(29.0)	(5.5)	(5.2)
Settlement	–	(38.4)
Actuarial losses (gains) and other adjustments	26.9	(17.0)	21.5	(0.1)
Projected benefit obligation at end of period	$329.4	$317.2	$176.3	$151.8
Change in plan assets
Fair value of defined benefit plan assets at beginning of period	$199.9	$233.0	$–	$–
Actual return on plan assets	24.6	23.0	–	–
Company contributions	13.3	11.3	5.5	5.2
Settlement	–	(38.4)	–	–
Benefit payments	(29.2)	(29.0)	(5.5)	(5.2)
Fair value of assets at end of period	$208.6	$199.9	$–	$–

Schedule of Net Funded Status [Table Text Block]
Reconciliation of funded status to amounts recognized in the consolidated balance sheets

	Pension benefit plans (Successor)		Other benefit plans (Successor)
	Year ended December 31,		Year ended December 31,
	2014	2013	2014	2013
Projected benefit obligation at end of period	$329.4	$317.2	$176.3	$151.8
Fair value of plan assets at end of period	208.6	199.9	–	–
Funded status	$(120.8)	$(117.3)	$(176.3)	$(151.8)

	Pension benefit plans (Successor)		Other benefit plans (Successor)
	Year ended December 31,		Year ended December 31,
	2014	2013	2014	2013
Other assets (note 13)	$–	$0.1	$–	$–
Accounts payable and accrued liabilities (note 14)	(8.2)	(8.2)	(6.5)	(6.1)
Employee future benefits	(112.6)	(109.2)	(169.8)	(145.7)
	$(120.8)	$(117.3)	$(176.3)	$(151.8)

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]
Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss)

	Pension benefit plans (Successor)		Other benefit plans (Successor)
	Year ended December 31,		Year ended December 31,
	2014	2013	2014	2013
Balance, beginning of the period	$28.7	$4.6	$2.1	$2.0
Accumulated gain (loss)	(15.0)	24.1	(21.2)	0.1
Balance, end of the period	$13.7	$28.7	$(19.1)	$2.1

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Included In Other Comprehensive Income Loss Before Tax [Table Text Block]
Amounts before taxes included in other comprehensive income (loss)

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
Pension benefit plans	2014	2013	2012	2012
Amortization of employee future benefits	$–	$–	$–	$6.6
Net gain (loss)	(15.0)	26.7	4.6	(17.4)
Settlement gain on special pension portability election	–	(2.6)	–	–
Net amount recognized in other comprehensive income (loss)	$(15.0)	$24.1	$4.6	$(10.8)

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
Other benefit plans	2014	2013	2012	2012
Amortization of employee future benefits	$–	$–	$–	$(2.7)
Net gain (loss)	(21.2)	0.1	2.0	(14.3)
Net amount recognized in other comprehensive income (loss)	$(21.2)	$0.1	$2.0	$(17.0)

Schedule of Expected Benefit Payments [Table Text Block]
The following table presents estimated future benefit payments from the plans as of December 31, 2014. Benefit payments for other post-retirement benefits are presented net of retiree contributions.

	Pension benefit plans	Other benefit plans
2015	27.5	6.5
2016	27.2	6.9
2017	26.0	7.2
2018	24.6	7.6
2019	23.8	8.0
2020 - 2023	107.6	46.3

Schedule of Allocation of Plan Assets [Table Text Block]
The asset allocation for the company’s defined benefit pension plans, by asset category, was as follows:

	Successor
	As at December 31,
Plan assets	2014	2013
Equity securities	54.4%	55.8%
Fixed income securities	39.2%	37.8%
Real estate	6.4%	6.4%
	100.0%	100.0%

Schedule Of Fair Value Of Plan Assets [Table Text Block]
The following tables present information about the fair value of pension and other benefit plan assets:

		Fair value hierarchy
As at December 31, 2014 (Successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.3	$2.3	$–	$–
Equity securities:
Global equity pooled funds [1]	91.1	–	91.1	–
Canadian equity pooled funds [2]	22.5	–	22.5	–
Fixed income securities:
Canadian long bond pooled funds [3]	39.9	–	39.9	–
Canadian bond pooled funds [3]	39.5	–	39.5	–
Real estate [4]	13.3	–	13.3	–
	$208.6	$2.3	$206.3	$–

		Fair value hierarchy
As at December 31, 2013 (Successor)	Total	Level 1	Level 2	Level 3
Asset category
Cash and cash equivalents	$2.3	$2.3	$–	$–
Equity securities:
Global equity pooled funds [1]	72.8	–	72.8	–
Canadian equity pooled funds [2]	38.8	–	38.8	–
Fixed income securities:
Canadian long bond pooled funds [3]	35.7	–	35.7	–
Canadian bond pooled funds [3]	37.4	–	37.4	–
Real estate [4]	12.9	–	12.9	–
	$199.9	$2.3	$197.6	$–

1
This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (CDN$) Index.

2
This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.

3
This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark’s duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.

4	This category includes direct investment in office, industrial, retail and residential real estate.

Schedule of Multiemployer Plans [Table Text Block]
The following table provides information about the company’s two multi-employer pension plans:

					Contributions by Catalyst Paper [4] Successor
					Successor			Predecessor
	EIN / Pension plan	Pension Protection Act Zone Status [2]		FIP / RP status pending /	Year ended Dec 31,	Year ended Dec 31,	Three months ended Dec 31,	Nine months ended Sept 30,	Surcharge	Expiration
Pension Fund	number [1]	2014	2013	implemented [3]	2014	2013	2012	2012	imposed	date[5]
Pulp and Paper Industry Pension Plan [6]	BCFIC-P085324 CRA-0394940	Green	Green	No	$8.5	$8.5	$1.9	$9.2	No	04/30/2017
PACE Industry Union-Management Pension Fund [7]	11-6166763-001	Red	Red	Implemented	1.5	1.0	0.1	0.9	Yes	01/03/2014

1	Employer identification number and three digit pension plan number.
2
Funded status on each balance sheet date presented expressed as a zone status. Green status equals at least 80% funded, yellow status equals less than 80% funded and red status equals less than 65% funded.

3	Indicates whether a funding improvement plan (FIP) or a rehabilitation plan (RP) is pending or has been implemented.
4
The company’s annual contributions to the Pulp and Paper Industry Pension Plan in each respective year were greater than 5% of total employer contributions. The company’s annual contributions to the PACE Industry Union Management Pension Fund in each respective year were less than 5% of total employer contributions.

5	Expiration date of collective bargaining agreement on December 31, 2013.
6	Plan participants are members and former members of the Pulp Paper and Woodworkers of Canada (PPWC) and the Communication Energy and Paperworkers’ Union (CEP).
7
Plan participants are members and former members of the United Steel, Paper and Forestry, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union (United Steelworkers or USW).

Schedule of Assumptions Used [Table Text Block]
Actuarial assumptions used in accounting for the company-maintained benefit plans were:

	Successor
	As at December 31,
Other benefit plans	2014	2013
Benefit obligations at period end,
Discount rate	3.80%	4.50%
Rate of compensation increase	1.00%	1.00%
Net benefit cost for the period ended,
Discount rate	3.80%	4.00%
Rate of compensation increase	1.00%	2.00%
Expected rate of return on plan assets	6.30%	6.50%
Assumed health care cost trend rate at period end,
Extended health benefits
Initial health care cost trend rate	5.50%	6.00%
Annual rate of decline in trend rate	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%
Dental benefits:
Dental care cost trend rate	3.00%	3.00%
Medical services plan benefits:
Premium trend rate	4.50%	4.50%

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in assumed health care cost rates would have the following effects for 2015:

Other benefit plans	Increase	Decrease
Total of service and interest cost	$1.2	$(1.0)
Accrued benefit obligation at December 31	22.3	(19.0)